Annual Total Returns - Eaton Vance Domestic Equity Funds - Classes A,C,I,R and R6 - A	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Eaton Vance Dividend Builder Fund
Prospectus [Line Items]
Annual Return [Percent]	8.48%	14.51%	11.16%	(9.75%)	24.42%	12.32%	31.09%	(5.40%)	18.89%	9.21%
Eaton Vance Growth Fund
Prospectus [Line Items]
Annual Return [Percent]	14.59%	32.46%	38.30%	(29.63%)	19.62%	37.15%	30.38%	0.28%	25.42%	2.32%
Eaton Vance Large-Cap Value Fund
Prospectus [Line Items]
Annual Return [Percent]	12.12%	11.49%	7.92%	(2.78%)	24.29%	2.28%	29.79%	(6.83%)	14.81%	9.56%
Eaton Vance Small-Cap Fund
Prospectus [Line Items]
Annual Return [Percent]	(6.19%)	11.93%	11.28%	(15.53%)	21.18%	12.73%	27.54%	(5.81%)	14.91%	19.32%